Investment Portfolioas of July 31, 2024 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 104.2%
Alabama 4.7%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	670,364
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,903,988
Jefferson, AL, Sewer Revenue, 5.0%, 10/1/2026	1,500,000	1,548,310
Southeast Alabama, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	1,365,000	1,426,486
		6,549,148
Arizona 1.6%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 5.0%, 2/1/2027	200,000	209,444
Arizona, Industrial Development Authority, Revenue Bonds, TWG Glendale LP, 5.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2045	550,000	565,126
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 4.125%, Mandatory Put 3/31/2026 @ 100, 9/1/2032	250,000	249,541
Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, HonorHealth Obligated Group, Series D, 5.0%, 12/1/2027 (a)	1,150,000	1,209,478
		2,233,589
California 6.5%
California, Municipal Finance Authority, Aldersly Project, Series B, 4.0%, 11/15/2028	590,000	591,238
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125%, Mandatory Put 10/1/2025 @ 100, 10/1/2041, GTY: Waste Management Holdings	320,000	320,861
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0%, Mandatory Put 11/1/2026 @ 100, 5/1/2054	300,000	309,885
California, State Infrastructure & Economic Development Bank Revenue:
1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,053,058
Series A, 144A, AMT, 3.95%, Mandatory Put 1/30/2025 @ 100, 1/1/2050	500,000	500,016
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,013,894
Series A, AMT, 5.0%, 6/30/2026	500,000	507,860
California, University of California Revenue, Series Z-2, 5.37% (b), 8/7/2024	2,700,000	2,700,000
California State University, University Revenue, Series B-3, 3.125%, Mandatory Put 11/1/2026 @ 100, 11/1/2051	1,000,000	999,844
San Jose City, CA, Multi Family Housing Revenue, Allied 1510 Parkmoor LP, Series F-2, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,028,713
		9,025,369
Colorado 1.9%
Denver City & County, CO, Airport System Revenue:
Series C, 5.0%, 11/15/2025	500,000	513,199
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,067,765
		2,580,964

Connecticut 3.3%
Connecticut, State General Obligation, Series E, 5.0%, 11/15/2025	1,000,000	1,026,783
Connecticut, State Health & Educational Facilities Authority, Series A, 2.8%, Mandatory Put 2/10/2026 @ 100, 7/1/2048	1,500,000	1,489,505
Connecticut, State Health & Educational Facilities Authority, Yale University, Series A-3, 2.95%, Mandatory Put 7/1/2027 @ 100, 7/1/2049	1,000,000	991,629
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program, Series C-1, 4.0%, 11/15/2047	340,000	339,867
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	270,000	269,895
Connecticut, State Special Tax Obligation Revenue, Series B, 5.0%, 7/1/2025	500,000	509,371
		4,627,050
District of Columbia 0.7%
District of Columbia, Housing Finance Agency, ECD Edgewood Commons 5 LP, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,020,383
Florida 2.8%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	510,123
Florida, Duval County Public Schools, Series A, 5.0%, 7/1/2025, INS: AGMC	500,000	508,961
Hillsborough County, FL, Solid Waste & Resource Recovery Revenue, Series A, AMT, 5.0%, 9/1/2025	2,250,000	2,286,105
Miami-Dade County, FL, Water & Sewer System Revenue, Series B, 5.0%, 10/1/2027	500,000	530,967
		3,836,156
Georgia 4.3%
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	680,730
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series C, 4.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2050, GTY: Citigroup Global Markets	2,000,000	2,007,633
Georgia, Metropolitan Atlanta Rapid Transit Authority Revenue Bonds, Series C, 5.0%, 7/1/2026	1,700,000	1,768,789
Georgia, State Road & Tollway Authority, 5.0%, 6/1/2026	1,230,000	1,275,988
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875%, Mandatory Put 3/6/2026 @ 100, 10/1/2048	250,000	252,405
		5,985,545
Illinois 1.9%
Chicago, Midway International Airport Revenue, Series B, 5.0%, 1/1/2026, INS: BAM	500,000	513,903
Illinois, General Obligation, Series D, 5.0%, 11/1/2026	2,000,000	2,077,015
		2,590,918
Indiana 0.5%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 3.91% (c), Mandatory Put 3/1/2027 @ 100, 3/1/2039	675,000	666,028
Kentucky 4.9%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	746,668
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	534,984	487,166

Kentucky, State Public Energy Authority, Gas Supply Revenue, Series A-1, 4.0%, Mandatory Put 6/1/2025 @ 100, 12/1/2049, GTY: Morgan Stanley	2,750,000	2,756,592
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,742,251
		6,732,677
Louisiana 5.8%
Lake Charles, LA, Harbor & Terminal District Revenue, Big Lake Fuels LLC Project, AMT, 1.0%, Mandatory Put 12/1/2024 @ 100, 12/1/2051	3,000,000	2,972,638
Louisiana, Parish of St. John The Baptist LA, Series A-1, 4.05%, Mandatory Put 7/1/2026 @ 100, 6/1/2037	2,000,000	2,004,335
Louisiana, Public Facilities Authority, ElementUS Minerals LLC, 144A, 5.0%, Mandatory Put 11/1/2025 @ 100, 10/1/2043	3,000,000	3,031,799
		8,008,772
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,038,935
Massachusetts 0.1%
Massachusetts, Educational Financing Authority Education Loan Revenue:
Series B, AMT, 2.0%, 7/1/2037	130,000	112,244
Series B, AMT, 2.625%, 7/1/2036	80,000	79,561
		191,805
Michigan 6.4%
Michigan, Great Lakes Water Authority, Sewage Disposal System Revenue, Series A, 5.0%, 7/1/2027	2,250,000	2,379,073
Michigan, State Finance Authority Revenue, “A1A”, Series 2021-1, 1.3%, 7/25/2061	454,567	432,581
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, Series C, MUNIPSA + 0.75%, 4.36% (c), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,740,453
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-1, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,119,539
Michigan, State Finance Authority, Trinity Health Corp. Obligated Group, Series A, 5.0%, 12/1/2026	2,000,000	2,082,821
Michigan, State Housing Development Authority Revenue, Clark Road Family Ltd. Dividend Housing Association LP, 4.5%, Mandatory Put 4/1/2026 @ 100, 12/1/2042	1,150,000	1,163,623
		8,918,090
Minnesota 1.1%
Minnesota, Municipal Gas Agency Commodity Supply Revenue, Series A, 4.0%, Mandatory Put 12/1/2027 @ 100, 12/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,500,000	1,514,117
Mississippi 0.4%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	486,523
Missouri 0.8%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	1,004,060	874,372
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2025	225,000	222,952
		1,097,324

Nevada 0.4%
Nevada, State Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series A4, AMT, 8.125%, Mandatory Put 8/15/2025 @ 104, 1/1/2050 (a)	500,000	506,879
New Hampshire 1.4%
New Hampshire, State Health and Education Facilities Authority Act Revenue, Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040 (a)	405,000	404,966
New Hampshire, State Housing Finance Authority Revenue, Series 1, 2.95%, 10/1/2025	1,540,000	1,540,001
		1,944,967
New Jersey 6.1%
Camden, NJ, Multi Family Housing Revenue, Northgate I Apartments Project, 5.0%, Mandatory Put 3/1/2026 @ 100, 3/1/2027	1,000,000	1,024,726
New Jersey, State Economic Development Authority, Series SSS, 5.0%, 6/15/2026	1,500,000	1,553,324
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	188,955
New Jersey, State Higher Education Assistance:
Series A, AMT, 5.0%, 12/1/2025	575,000	586,542
Series B, AMT, 5.0%, 12/1/2025	1,000,000	1,020,073
New Jersey, State Turnpike Authority Revenue, Series A, 5.0%, 1/1/2027	2,000,000	2,098,293
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	1,979,574
		8,451,487
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	335,000	334,800
New York 6.9%
New York, Amherst Industrial Development Agency, Multi Family Housing Revenue, 3.9%, Mandatory Put 4/1/2025 @ 100, 4/1/2026	2,000,000	2,004,795
New York, Port Authority of New York & New Jersey Revenue, Series 242, AMT, 5.0%, 12/1/2026	1,000,000	1,039,351
New York, State Dormitory Authority Revenue, Series A, 5.0%, 10/1/2027, INS: AGMC	750,000	799,494
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	2,000,000	2,031,755
New York, NY, General Obligation, Series D, 5.0%, 8/1/2025	1,000,000	1,019,866
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	326,106
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	304,494
Series A, 5.0%, 9/1/2027	500,000	524,304
5.0%, 8/1/2028	1,000,000	1,021,328
Series A, 5.0%, 9/1/2028	500,000	531,924
		9,603,417
North Carolina 1.7%
North Carolina, General Obligation, Series A, 5.0%, 3/1/2026	2,045,000	2,114,441
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	200,000	199,931
		2,314,372
North Dakota 0.2%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	335,000	334,868

Ohio 1.6%
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2027 (a)	1,125,000	1,198,473
Ohio, American Municipal Power, Inc., Prairie State Energy Campus Revenue, Series A, 5.0%, 2/15/2026	1,000,000	1,031,020
		2,229,493
Oklahoma 2.0%
Oklahoma, State Industries Authority Revenue, Oklahoma City Public Schools Project, 5.0%, 4/1/2029	2,500,000	2,711,033
Pennsylvania 6.5%
Dauphin County, PA, General Authority, OPMC Obligated Group, Series A, 5.0%, 6/1/2026	650,000	667,147
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,034,860
Luzerne County, PA, General Obligation, Series A, 5.0%, 12/15/2026, INS: AGMC	1,000,000	1,041,201
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,066,077
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management Inc., Series A-2, 4.6%, Mandatory Put 10/1/2026 @ 100, 10/1/2046, GTY: Waste Management Holdings	2,000,000	2,030,447
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	160,000	159,756
Series 122, AMT, 4.0%, 10/1/2046	1,100,000	1,099,295
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AGMC	875,000	938,715
		9,037,498
South Carolina 0.6%
South Carolina, State Jobs-Economic Development Authority Revenue, International Paper Co., Series A, AMT, 4.0%, Mandatory Put 4/1/2026 @ 100, 4/1/2033, GTY: International Paper Co.	850,000	852,276
South Dakota 0.4%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	555,000	554,781
Tennessee 0.4%
Johnson City, TN, Johnson City Health & Educational Facilities Board, Ballad Health Obligated Group, Series A, 5.0%, 7/1/2025	500,000	506,647
Texas 15.6%
Dallas City, TX, General Obligation, Series B, 5.0%, 2/15/2027	2,500,000	2,627,436
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds:
Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	380,000	370,030
Series B, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2054	2,500,000	2,540,562
Harris County, TX, Toll Road Revenue, Series A, 5.0%, 8/15/2027	1,500,000	1,591,080
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	506,692
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,028,757
Series A, AMT, 5.0%, 7/1/2026, INS: AGMC	865,000	889,875
Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,571,893
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,801,792
New Hope, TX, Cultural Education Facilities Finance Corporation, Retirement Facility Revenue, Outlook at Windhaven Project, Series B3, 4.25%, 10/1/2026	2,000,000	1,999,491
North Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2026	2,000,000	2,058,422

Texas, Clear Creek Independent School District, General Obligation, 3.6%, Mandatory Put 8/15/2025 @ 100, 2/15/2035	1,000,000	1,003,363
Texas, Dallas Fort Worth International Airport Revenue, Series B, 5.0%, 11/1/2025	2,000,000	2,049,937
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	528,562
		21,567,892
Utah 0.4%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2026	500,000	514,848
Virginia 5.7%
Halifax County, VA, Industrial Development Authority Revenue, Virginia Electric and Power Co., Series A, 3.8%, Mandatory Put 5/28/2027 @ 100, 12/1/2041	3,125,000	3,166,081
Virginia, Housing Development Authority, Series E2, 3.9%, Mandatory Put 7/1/2025 @ 100, 7/1/2055	3,000,000	3,001,301
Virginia, Peninsula Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 3.8%, Mandatory Put 10/1/2024 @ 100, 10/1/2033	750,000	749,324
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	998,170
		7,914,876
Washington 0.6%
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 3.86% (c), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	348,123
Washington, Energy Northwest Revenue, Bonneville Power Administration, Series B, 5.0%, 7/1/2027	500,000	529,401
		877,524
West Virginia 0.7%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,000,000	999,392
Wisconsin 4.3%
Wisconsin, Public Finance Authority Revenue, Tax-Exempt Pooled Securities, “A”, Series 2024-2, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2059 (a)	1,625,000	1,612,484
Wisconsin, State General Obligation, Series 2025-2, 5.0%, 5/1/2027 (a)	2,000,000	2,081,523
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group:
Series B-2, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,030,871
Series C-3, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,030,685
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	260,000	258,019
		6,013,582
Total Municipal Investments (Cost $145,516,859)		144,374,025

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.48% (d) (Cost $42,184)	42,180	42,184

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $145,559,043)	104.2	144,416,209
Other Assets and Liabilities, Net	(4.2)	(5,854,184)
Net Assets	100.0	138,562,025

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of July 31, 2024.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$144,374,025	$—	$144,374,025
Open-End Investment Companies	42,184	—	—	42,184
Total	$42,184	$144,374,025	$—	$144,416,209

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTMBF-PH3
R-080548-2 (1/25)